Segment information - Organic cash flow from telecom activities (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	€ 4,326	€ 4,139
Lease liabilities repayment	(634)	(678)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	4,375	4,541
Purchases and sales of property, plant and equipment and intangible assets	(3,615)	(3,976)
Lease liabilities repayment	(633)	(676)
Debts relating to financed assets repayments	(24)	(5)
Elimination of telecommunication licenses paid	134	230
Elimination of significant litigation paid (and received)	18	(23)
Organic cash flow from telecom activities	€ 255	€ 92